Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INTEREST AND DIVIDEND INCOME
Loans receivable, including fees	$ 8,114	$ 2,695	$ 15,877	$ 5,371	$ 15,924	$ 11,494
Investment securities and certificates of deposit:
Taxable	587	299	863	612	873	1,409
Exempt from federal income tax	298	302	589	607	1,252	1,221
Other	96	37	149	67	447	167
Total interest and dividend income	9,095	3,333	17,478	6,657	18,496	14,291
INTEREST EXPENSE
Deposits	818	462	1,483	966	2,091	2,658
Other Borrowings	2	4	24	11	50	59
Subordinated Debt	422		641	0	249
Total interest expense	1,242	466	2,148	977	2,390	2,717
NET INTEREST INCOME BEFORE PROVISION FOR LOAN LOSSES	7,853	2,867	15,330	5,680	16,106	11,574
Provision for loan losses	395	44	675	91	648	184
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	7,458	2,823	14,655	5,589	15,458	11,390
NONINTEREST INCOME
Service charges on deposit accounts	218	147	428	341	733	743
Bank-owned life insurance	114	50	225	95	253	186
Net realized gains on the sales of debt securities, available for sale	0		13	0	74	110
Gain on sale of secondary market mortgage loans / Gain on sale of loans					316	358
Gain on sale of loans	153	81	333	271
Other	211	366	409	507	763	357
Total noninterest income	696	644	1,408	1,214	2,139	1,754
NONINTEREST EXPENSE
Salaries and employee benefits	3,722	1,143	7,378	2,246	6,999	4,544
Occupancy	433	113	907	275	913	447
Equipment and data processing	595	230	1,192	468	1,340	1,188
Professional fees	307	70	535	293	685	538
FDIC insurance	138	29	342	59	231	73
Bank shares tax	201	86	384	173	434	294
Merger Related Expenses					4,584
Other	846	421	1,604	616	2,311	1,222
Total noninterest expense	6,242	2,092	12,342	4,130	17,497	8,306
Income before income tax expense	1,912	1,375	3,721	2,673	100	4,838
Income tax expense	306	202	591	375	(189)	645
NET INCOME	$ 1,606	$ 1,173	$ 3,130	$ 2,298	$ 289	$ 4,193
EARNINGS PER SHARE, BASIC	$ 0.16	$ 0.21	$ 0.32	$ 0.4	$ 0.04	$ 0.74
EARNINGS PER SHARE, DILUTED	0.16	0.21	0.31	0.4	$ 0.04	$ 0.74
DIVIDENDS PAID PER SHARE	$ 0.075	$ 0.04	$ 0.15	$ 0.08
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING,
BASIC	9,836,984	5,691,686	9,831,739	5,691,686	6,879,658	5,691,686
DILUTED	9,913,477	5,691,686	9,983,742	5,691,686	7,250,463	5,691,686